Prior Period Revisions (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in accounting estimates [line items]
Gross Sales		$ 55,474	$ 71,765
Purchased Product	[1]	24,715	33,958
Transportation and Blending	[1]	10,141	11,126
Operating	[1]	6,352	5,816
Depreciation, Depletion and Amortization		4,644	4,679
Purchased Product, Transportation And Blending, Operating			50,900
Oil Sands
Disclosure of changes in accounting estimates [line items]
Gross Sales			34,683
Purchased Product			4,718
Gross sales and purchased product			29,965
Conventional
Disclosure of changes in accounting estimates [line items]
Gross Sales			4,439
Transportation and Blending			250
Gross Sales Less Transportation And Blending			4,189
U.S. Refining
Disclosure of changes in accounting estimates [line items]
Gross Sales			30,218
Purchased Product			26,020
Gross sales and purchased product			4,198
Corporate and Eliminations
Disclosure of changes in accounting estimates [line items]
Gross Sales		(8,234)	(7,387)
Purchased Product		(6,710)	(5,192)
Transportation and Blending		(947)	(1,175)
Operating		(539)	(1,023)
Depreciation, Depletion and Amortization		$ 107	113
Gross sales less purchased product, transportation and blending and operating			3
Previously Reported
Disclosure of changes in accounting estimates [line items]
Purchased Product			33,801
Transportation and Blending			11,530
Operating			5,569
Purchased Product, Transportation And Blending, Operating			50,900
Previously Reported | Oil Sands
Disclosure of changes in accounting estimates [line items]
Gross Sales			34,775
Purchased Product			4,810
Gross sales and purchased product			29,965
Previously Reported | Conventional
Disclosure of changes in accounting estimates [line items]
Gross Sales			4,332
Transportation and Blending			143
Gross Sales Less Transportation And Blending			4,189
Previously Reported | U.S. Refining
Disclosure of changes in accounting estimates [line items]
Gross Sales			30,310
Purchased Product			26,112
Gross sales and purchased product			4,198
Previously Reported | Corporate and Eliminations
Disclosure of changes in accounting estimates [line items]
Gross Sales			(7,464)
Purchased Product			(5,533)
Transportation and Blending			(664)
Operating			(1,270)
Gross sales less purchased product, transportation and blending and operating			3
Revisions
Disclosure of changes in accounting estimates [line items]
Purchased Product			157
Transportation and Blending			(404)
Operating			247
Purchased Product, Transportation And Blending, Operating			0
Revisions | Oil Sands
Disclosure of changes in accounting estimates [line items]
Gross Sales			(92)
Purchased Product			(92)
Gross sales and purchased product			0
Revisions | Conventional
Disclosure of changes in accounting estimates [line items]
Gross Sales			107
Transportation and Blending			107
Gross Sales Less Transportation And Blending			0
Revisions | U.S. Refining
Disclosure of changes in accounting estimates [line items]
Gross Sales			(92)
Purchased Product			(92)
Gross sales and purchased product			0
Revisions | Corporate and Eliminations
Disclosure of changes in accounting estimates [line items]
Gross Sales			77
Purchased Product			341
Transportation and Blending			(511)
Operating			247
Gross sales less purchased product, transportation and blending and operating			$ 0

[1]	Comparative periods reflect certain revisions. See Note 39.